Average Annual Total Returns - First Trust Energy AlphaDEX Fund	First Trust Energy AlphaDEX Fund 1 Year	First Trust Energy AlphaDEX Fund 5 Years	First Trust Energy AlphaDEX Fund 10 Years	First Trust Energy AlphaDEX Fund Since Inception	First Trust Energy AlphaDEX Fund Inception Date	First Trust Energy AlphaDEX Fund After tax on distributions 1 Year	First Trust Energy AlphaDEX Fund After tax on distributions 5 Years	First Trust Energy AlphaDEX Fund After tax on distributions 10 Years	First Trust Energy AlphaDEX Fund After tax on distributions Since Inception	First Trust Energy AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Energy AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Energy AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Energy AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	StrataQuant® Energy Index (reflects no deduction for fees, expenses or taxes) 1 Year	StrataQuant® Energy Index (reflects no deduction for fees, expenses or taxes) 5 Years	StrataQuant® Energy Index (reflects no deduction for fees, expenses or taxes) 10 Years	StrataQuant® Energy Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Energy Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Energy Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Energy Index (reflects no deduction for fees, expenses or taxes) 10 Years		Russell 1000® Energy Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(20.02%)	(8.49%)	(7.75%)	(5.25%)	May 08, 2007	(22.09%)	(9.35%)	(8.40%)	(5.78%)	(12.21%)	(6.49%)	(5.46%)	(3.74%)	(19.74%)	(7.96%)	(7.22%)	(4.68%)	20.96%	15.60%	14.01%	9.38%	(33.68%)	(5.20%)	(2.67%)	(1.33%)	(30.82%)	[1]	(4.92%)	[1]	(2.89%)	[1]	[1]

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.